Document and Entity Information	Mar. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2025
Entity File Number	001-34403
Entity Registrant Name	Territorial Bancorp Inc.
Entity Central Index Key	0001447051
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-4674701
Entity Address, Address Line One	1003 Bishop Street
Entity Address, City or Town	HONOLULU
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96806
City Area Code	808
Local Phone Number	946-1400
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TBNK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false